Retirement benefits - Summary of Actuarial Assumptions Used to Determine Present Value of Other Post-employment benefit plan obligation (Detail)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	7.80%	7.70%	7.70%
Mortality table	IALM (2006-08)	IALM (2006-08)	IALM (2006-08)
Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected rate of increase in compensation level of covered employees	2.00%	2.00%	3.00%
Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected rate of increase in compensation level of covered employees	15.00%	15.00%	15.00%